Leases - Summary of Operating Lease Costs Recognized under ASC 842 and Supplemental Cash Flow Information for Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Fixed lease expense	$ 429	$ 278
Total lease cost	429	278
Other information:
Cash paid for amounts included in the measurement of lease liabilities	324	257
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 324	$ 1,936